Buffalo Dividend Focus Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)
COMMON STOCKS - 82.2%	Shares	Value
Communication Services - 7.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	10,625	400,563
Entertainment - 0.5%
Walt Disney Co.	7,605	686,655
Interactive Media & Services - 5.8%
Alphabet, Inc. - Class C(a)	13,000	1,832,090
Alphabet, Inc. - Class A(a)	12,600	1,760,094
Meta Platforms, Inc. - Class A(a)	13,300	4,707,668
		8,299,852
Media - 0.7%
Comcast Corp. - Class A	22,500	986,625
Total Communication Services		10,373,695
Consumer Discretionary - 4.0%
Broadline Retail - 1.2%
Amazon.com, Inc.(a)	11,000	1,671,340
Hotels, Restaurants & Leisure - 1.8%
Las Vegas Sands Corp.	5,000	246,050
MGM Resorts International	30,500	1,362,740
Starbucks Corp.	9,500	912,095
		2,520,885
Specialty Retail - 1.0%
Home Depot, Inc.	4,225	1,464,174
Total Consumer Discretionary		5,656,399
Consumer Staples - 5.5%
Beverages - 1.6%
PepsiCo, Inc.	5,550	942,612
Primo Water Corp.	88,600	1,333,430
		2,276,042
Consumer Staples Distribution & Retail - 0.4%
Walmart, Inc.	3,450	543,893
Food Products - 1.4%
Lamb Weston Holdings, Inc.	12,300	1,329,507
Tyson Foods, Inc. - Class A	11,900	639,625
		1,969,132
Household Products - 0.6%
The Procter & Gamble Co.	5,725	838,941
Personal Care Products - 1.5%
Estee Lauder Cos., Inc. - Class A	11,200	1,638,000
Kenvue, Inc.	27,000	581,310
		2,219,310
Total Consumer Staples		7,847,318
Energy - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Energy Transfer Equity, L.P.	162,600	2,243,880
Enterprise Products Partners L.P.	46,650	1,229,227
Hess Corp.	9,875	1,423,580
Marathon Petroleum Corp.	12,126	1,799,013
Northern Oil and Gas, Inc.	63,400	2,350,238
Valero Energy Corp.	7,900	1,027,000
Viper Energy, Inc.	150,000	4,707,000
		14,779,938
Total Energy		14,779,938
Financials - 18.2%
Banks - 5.7%
Bank of America Corp.	63,000	2,121,210
Citigroup, Inc.	24,375	1,253,850
Citizens Financial Group, Inc.	40,750	1,350,455
JPMorgan Chase & Co.	14,000	2,381,400
Truist Financial Corp.	28,600	1,055,912
		8,162,827
Capital Markets - 3.4%
BlackRock, Inc.	1,100	892,980
CME Group, Inc.	4,025	847,665
S&P Global, Inc.	7,136	3,143,550
		4,884,195
Financial Services - 7.3%
Burford Capital Ltd.	180,800	2,820,480
Compass Diversified Holdings	72,000	1,616,400
Global Payments, Inc.	4,400	558,800
Mastercard, Inc. - Class A	4,400	1,876,644
Visa, Inc. - Class A	12,925	3,365,024
		10,237,348
Insurance - 1.8%
Arthur J. Gallagher & Co.	11,575	2,602,986
Total Financials		25,887,356
Health Care - 11.2%
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	10,000	1,100,700
Baxter International, Inc.	11,600	448,456
		1,549,156
Health Care Providers & Services - 7.3%
CVS Health Corp.	32,900	2,597,784
Elevance Health, Inc.	3,375	1,591,515
HCA Healthcare, Inc.	8,100	2,192,508
McKesson Corp.	2,500	1,157,450
UnitedHealth Group, Inc.	5,600	2,948,232
		10,487,489
Pharmaceuticals - 2.8%
Eli Lilly & Co.	3,150	1,836,198
Johnson & Johnson	7,125	1,116,773
Merck & Co., Inc.	9,800	1,068,396
		4,021,367
Total Health Care		16,058,012
Health Care Equipment & Supplies - 0.4%
Health Care Equipment & Supplies - 0.4%
Medtronic PLC	7,400	609,612
Industrials - 5.6%
Aerospace & Defense - 0.5%
The Boeing Co.(a)	3,025	788,497
Commercial Services & Supplies - 1.2%
Cintas Corp.	2,800	1,687,448
Electrical Equipment - 0.3%
AMETEK, Inc.	2,500	412,225
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	3,450	723,499
Machinery - 1.3%
Parker-Hannifin Corp.	3,950	1,819,765
Professional Services - 1.3%
Equifax, Inc.	3,200	791,328
SS&C Technologies Holdings, Inc.	18,700	1,142,757
		1,934,085
Trading Companies & Distributors - 0.5%
Fastenal Co.	10,300	667,131
Total Industrials		8,032,650
Information Technology - 12.3%
Communications Equipment - 0.6%
Cisco Systems, Inc.	17,750	896,730
IT Services - 0.9%
International Business Machines Corp.	7,700	1,259,335
Semiconductors & Semiconductor Equipment - 1.7%
Marvell Technology, Inc.	10,100	609,131
QUALCOMM, Inc.	9,075	1,312,517
Texas Instruments, Inc.	2,950	502,857
		2,424,505
Software - 4.9%
Microsoft Corp.	18,650	7,013,146
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	31,080	5,983,833
Total Information Technology		17,577,549
Materials - 2.4%
Construction Materials - 1.6%
CRH PLC	21,700	1,500,772
Martin Marietta Materials, Inc.	1,500	748,365
		2,249,137
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	43,700	1,077,205
Total Materials		3,326,342
Utilities - 5.1%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	15,700	1,275,154
Edison International	30,550	2,184,019
PG&E Corp.	82,600	1,489,278
		4,948,451
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp.	39,000	1,502,280
Multi-Utilities - 0.6%
Sempra Energy	12,200	911,706
Total Utilities		7,362,437
TOTAL COMMON STOCKS (Cost $57,618,973)		117,511,308

CONVERTIBLE BONDS - 6.0%	Par	Value
Communication Services - 0.4%
Entertainment - 0.4%
Live Nation Entertainment, Inc., 2.00%, 02/15/2025	500,000	528,450
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.9%
Royal Caribbean Cruises Ltd., 6.00%, 08/15/2025	1,000,000	2,667,000
Health Care - 1.3%
Biotechnology - 1.3%
Apellis Pharmaceuticals, Inc., 3.50%, 09/15/2026	300,000	490,140
Exact Sciences Corp.
0.38%, 03/15/2027	100,000	97,250
0.38%, 03/01/2028	750,000	705,000
PTC Therapeutics, Inc., 1.50%, 09/15/2026	600,000	551,280
		1,843,670
Total Health Care		1,843,670
Industrials - 0.5%
Passenger Airlines - 0.5%
Southwest Airlines Co., 1.25%, 05/01/2025	750,000	760,688
Information Technology - 1.9%
Communications Equipment - 0.4%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	750,000	672,000
Software - 1.5%
Cerence, Inc., 3.00%, 06/01/2025	1,610,000	1,555,260
Guidewire Software, Inc., 1.25%, 03/15/2025	500,000	550,750
		2,106,010
Total Information Technology		2,778,010
TOTAL CONVERTIBLE BONDS (Cost $6,866,128)		8,577,818

REAL ESTATE INVESTMENT TRUSTS - 3.7%	Shares	Value
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	19,106	508,984
Specialized REITs - 3.4%
American Tower Corp.	3,200	690,816
Digital Realty Trust, Inc.	5,000	672,900
Equinix Inc.	1,100	885,929
Lamar Advertising Co. - Class A	9,968	1,059,399
Public Storage	5,000	1,525,000
		4,834,044
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,296,333)		5,343,028

PREFERRED STOCKS - 0.3%		Value
Financials - 0.3%
Financial Services — 0.30%
Compass Diversified Holdings, Series C, 7.88%, Perpetual	15,000	374,100
TOTAL PREFERRED STOCKS (Cost $319,968)		374,100

SHORT-TERM INVESTMENTS - 7.4%
Money Market Funds - 7.4%	Shares
Fidelity Government Portfolio - Class Institutional, 5.24%(b)	10,640,113	10,640,113
TOTAL SHORT-TERM INVESTMENTS (Cost $10,640,113)		10,640,113

TOTAL INVESTMENTS - 99.6% (Cost $79,741,515)		$142,446,367
Other Assets in Excess of Liabilities - 0.4%		541,018
TOTAL NET ASSETS - 100.0%		$142,987,385

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2023, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2023. These assets are measured on a recurring basis.

Buffalo Dividend Focus Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$117,511,308	-	-	$117,511,308
REITs	5,343,028	-	-	5,343,028
Preferred Stocks	374,100	-	-	374,100
Convertible Bonds	-	8,577,818	-	8,577,818
Short Term Investments	10,640,113	-	-	10,640,113
Total*	$133,868,549	$8,577,818	-	$142,446,367

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2023.

FOREIGN CURRENCY TRANSLATION

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2023. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2023. The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines. The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.